Income and Expenses - Summary of Other Income (Expenses), Net (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Disclosure of detailed information about business combination [line items]
(Loss)/gain from disposal of property, plant and equipment	$ 0	$ 357	$ (111)	$ 18
Gain on bargain purchase	(79)	50,204	246	(7)
Loss from foreign exchange	(190)	(78)	(493)	(652)
Others	111	496	850	627
Total other income/(expenses), net	(79)	50,204	246	(7)
Bargain Purchase Gain [Member]
Disclosure of detailed information about business combination [line items]
Gain on bargain purchase	$ 0	$ 49,429	$ 0	$ 0